UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MatlinPatterson Global Advisers LLC

Address:   520 Madison Avenue, 35th Floor
           New York, New York 10022-4213


Form 13F File Number: 028-11059


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert H. Weiss
Title:  General Counsel
Phone:  (212) 651-9525

Signature,  Place,  and  Date  of  Signing:

/s/ Robert H. Weiss, General       New York, NY                       5/13/2013
Counsel
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      923,777
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
BASIC ENERGY SVCS INC NEW COM              06985P100    5,468    400,000 SH  PUT  SOLE                   X      0    0
DELTA AIR LINES INC DEL   COM NEW          247361702   13,208    800,000 SH  CALL SOLE                   X      0    0
DISH NETWORK CORP         CL A             25470M109    6,064    160,000 SH  CALL SOLE                   X      0    0
DYNEGY INC NEW DEL        COM              26817R108    6,357    265,000 SH       SOLE                   X      0    0
DYNEGY INC NEW DEL        *W EXP 99/99/999 26817R116       81     62,714 SH  CALL SOLE                   X      0    0
FIRSTENERGY CORP          COM              337932107    6,330    150,000 SH  PUT  SOLE                   X      0    0
ISHARES TR                HIGH YLD CORP    464288513   35,381    375,000 SH  PUT  SOLE                   X      0    0
LENNAR CORP               CL A             526057104    2,074     50,000 SH  CALL SOLE                   X      0    0
NATIONAL BK HLDGS CORP    CL A             633707104    5,072    277,177 SH       SOLE                   X      0    0
PULTE GROUP INC           COM              745867101    3,036    150,000 SH  CALL SOLE                   X      0    0
SPDR S&P 500 ETF TR       TR UNIT          78462F103   47,001    300,000 SH  PUT  SOLE                   X      0    0
STANDARD PAC CORP NEW     COM              85375C101  772,416 89,400,000 SH       SOLE                   X      0    0
U S AIRWAYS GROUP INC     COM              90341W108    8,485    500,000 SH  PUT  SOLE                   X      0    0
UNITED CONTL HLDGS INC    COM              910047109   12,804    400,000 SH  CALL SOLE                   X      0    0


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